Restructuring (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring
Schedule of Restructuring Expenses

€ millions	2018	2017	2016
Employee-related restructuring expenses	-19	-180	-33
Onerous contract-related restructuring expenses	0	-2	5
Restructuring expenses	-19	-182	-28

Schedule of Restructuring Expenses by Functional Area

€ millions	2018	2017	2016
Cost of cloud and software	-3	-55	-3
Cost of services	-3	-118	-7
Research and development	-3	-9	-7
Sales and marketing	-11	-2	-10
General and administration	0	2	-1
Restructuring expenses	-19	-182	-28